Financial Instruments	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]

7. Financial Instruments

Financial assets, which include cash and cash equivalents and accounts receivable, have carrying values which approximate fair value due to the short-term nature of these assets. Financial liabilities with carrying values approximating fair value due to short-term maturities include accounts payable. Deferred acquisition consideration is recorded at fair value. Bank debt and long-term debt are variable. rate debt, the carrying value of which approximates fair value. The Company’s note payable is a fixed rate debt instrument, the carrying values of which approximates fair value. The fair value of financial commitments, guarantees and letters of credit, are based on the stated value of the underlying instruments. Guarantees have been issued in conjunction with the disposition of businesses in 2001 and 2003 and letters of credit have been issued in the normal course of business. The fair value for the 11% notes was approximately $367,425 as of December 31, 2011.